Fees Summary	May 29, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	11,380.39
Total Transaction Valuation	82,406,911.34
Total Offset Amount	165.42
Net Fee	$ 11,214.97
Offering Table N/A
Offset Table N/A